Securities and Exchange Commission

Washington, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 37                                     X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Post-Effective Amendment No. 37                                     X

Exact name of Registrant as Specified in Charter:

Manor Investment Funds

Address of Principal Executive Offices:

15 Chester Commons

Malvern, PA  19355

610-722-0900

Name and Address of Agent for Service:

Daniel A. Morris

15 Chester Commons

Malvern, PA  19355

Approximate Date of Proposed Public Offering:

   As soon as practical after the Registration Statement becomes effective.

It is proposed that this filing will become effective:

X       immediately upon filing pursuant to paragraph (b)

          60 days after filing pursuant to paragraph (a)

          on (date) pursuant to paragraph (a) of rule 485

Pursuant to the requirements of (the Securities Act of 1933 and) the Investment Company Act of 1940 the Registrant (certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and) has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Borough of Malvern, and State of Pennsylvania on the 14th day of May, 2021.

                          Manor Investment Funds,

                          By: Daniel A. Morris, President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Manor Investment Funds, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Malvern, Pennsylvania, on the 14th day of May, 2021.

                                                                                        Manor Investment Funds

                                                                                        By: _________________________________

                                                                                                      Daniel A. Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Daniel A. Morris, President, Chief Executive Officer and Trustee

/s/ James McFadden, Trustee

/s/ John T. McGinn, Trustee

/s/ Fred Myers, Trustee

/s/ Edward Szkudlapski, Trustee

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase

EX-101.CAL

XBRL

Taxonomy Extension Calculation Linkbase